Debt Securities in Issue (Tables)	12 Months Ended
Dec. 31, 2022
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

		Group
	2022	2021
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	739	1,405
– Euro 30bn Euro Medium Term Note Programme	6,435	4,304
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	7,083	5,978
- US SEC-registered Debt Programme - Santander UK plc	1,276	1,224
	15,533	12,911
Euro 35bn Global Covered Bond Programme	15,205	12,760
US$20bn Commercial Paper Programmes	1,851	2,704
Certificates of deposit	2,874	2,387
Credit linked notes	60	59
Securitisation programmes	897	759
	36,420	31,580